Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 20,355,814	¥ 24,763,205	¥ 31,914,128	¥ 28,246,412
Listed securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	20,355,814	24,763,205	31,914,128
Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	20,351,526	24,723,572	31,853,805
Debt securities [member] | Listed securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,288	39,633	60,323
Debt securities [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,927,679	5,145,588	10,857,652
Trust plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,246,616	7,256,942	2,692,808
Trust plans [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,246,616	7,256,942	2,692,808
Bank wealth management products [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	1,628,417	963,830	3,345,111
Bank wealth management products [Member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	1,628,417	963,830	3,345,111
Mutual funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	3,903,003	5,176,458	7,177,446
Mutual funds [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	3,903,003	5,176,458	7,177,446
Asset management plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss			198,957
Asset management plans [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	0	0	198,957
Structured deposits [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	1,900,622	804,897	2,406,785
Structured deposits [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	1,900,622	804,897	2,406,785
Private funds and other equity investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	598,366	659,406	1,613,435
Private funds and other equity investments [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	598,366	659,406	1,613,435
Other debt investments [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 3,146,823	¥ 4,716,451	¥ 3,561,611